CONSOLIDATED BALANCE SHEETS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate
Land	$ 4,367,816,000	$ 4,110,275,000
Depreciable property	15,554,740,000	15,226,512,000
Projects under development	160,190,000	130,337,000
Land held for development	325,200,000	235,247,000
Investment in real estate	20,407,946,000	19,702,371,000
Accumulated depreciation	(4,539,583,000)	(4,337,357,000)
Investment in real estate, net	15,868,363,000	15,365,014,000
Cash and cash equivalents	383,921,000	431,408,000
Investments in unconsolidated entities	12,327,000	3,167,000
Deposits - restricted	152,237,000	180,987,000
Escrow deposits - mortgage	10,692,000	12,593,000
Deferred financing costs, net	44,608,000	42,033,000
Other assets	187,155,000	148,992,000
Total assets	16,659,303,000	16,184,194,000
Liabilities:
Mortgage notes payable	4,111,487,000	4,762,896,000
Notes, net	5,609,574,000	5,185,180,000
Lines of credit	0	0
Accounts payable and accrued expenses	35,206,000	39,452,000
Accrued interest payable	88,121,000	98,631,000
Other liabilities	291,289,000	304,202,000
Security deposits	65,286,000	60,812,000
Distributions payable	179,079,000	140,905,000
Total liabilities	10,380,042,000	10,592,078,000
Commitments and contingencies
Partners' Capital:
Accumulated other comprehensive (loss)	(196,718,000)	(57,818,000)
Noncontrolling Interests - Partially Owned Properties	74,306,000	7,991,000
Total liabilities and equity	16,659,303,000	16,184,194,000
OPERATING PARTNERSHIP
Investment in real estate
Land	4,367,816,000	4,110,275,000
Depreciable property	15,554,740,000	15,226,512,000
Projects under development	160,190,000	130,337,000
Land held for development	325,200,000	235,247,000
Investment in real estate	20,407,946,000	19,702,371,000
Accumulated depreciation	(4,539,583,000)	(4,337,357,000)
Investment in real estate, net	15,868,363,000	15,365,014,000
Cash and cash equivalents	383,921,000	431,408,000
Investments in unconsolidated entities	12,327,000	3,167,000
Deposits - restricted	152,237,000	180,987,000
Escrow deposits - mortgage	10,692,000	12,593,000
Deferred financing costs, net	44,608,000	42,033,000
Other assets	187,155,000	148,992,000
Total assets	16,659,303,000	16,184,194,000
Liabilities:
Mortgage notes payable	4,111,487,000	4,762,896,000
Notes, net	5,609,574,000	5,185,180,000
Lines of credit	0	0
Accounts payable and accrued expenses	35,206,000	39,452,000
Accrued interest payable	88,121,000	98,631,000
Other liabilities	291,289,000	304,202,000
Security deposits	65,286,000	60,812,000
Distributions payable	179,079,000	140,905,000
Total liabilities	10,380,042,000	10,592,078,000
Redeemable Limited Partners	416,404,000	383,540,000
Partners' Capital:
Preference Units	200,000,000	200,000,000
General Partner	5,665,733,000	4,948,004,000
Limited Partners	119,536,000	110,399,000
Accumulated other comprehensive (loss)	(196,718,000)	(57,818,000)
Total partners' capital	5,788,551,000	5,200,585,000
Noncontrolling Interests - Partially Owned Properties	74,306,000	7,991,000
Total capital	5,862,857,000	5,208,576,000
Total liabilities and equity	$ 16,659,303,000	$ 16,184,194,000